Investments in associates and joint ventures (Details 5) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes Jointly Controlled By Banco Santander [Abstract]
Balance at beginning of year		R$ 845,704	R$ 969,097	R$ 1,041,239
Additions / disposals (net) due to change in the scope of consolidation		0	0	(2,926)
Additions /disposals	[1],[2]	119,557	34,154	3,105
Capital reduction	[3]	36,051	0	(76,860)
Share of results of entities accounted for using the equity method		65,373	70,334	46,061
Dividends proposed/received		(35,351)	(200,620)	(39,424)
Others		1,048	(27,261)	(2,098)
Balance at end of year		1,032,382	845,704	969,097
Significant Influence of Banco Santander
Balance at beginning of year		20,860	20,980	19,504
Share of results of entities accounted for using the equity method		585	1,217	1,476
Dividends proposed/received		(512)	(1,337)	0
Balance at end of year		R$ 20,933	R$ 20,860	R$ 20,980

[1]	In 2017 refers to the incorporation of Gestora de Inteligencia de Credito - partnership between Banco Santander and other banks from brazilian market (according to note 3.d) and in 2016 refers to the acquisition agreement of part of the financial operations from the Group PSA in Brazil and the consequent creation of a Joint Venture.
[2]	In June 2016 the interest held in iZetlle do Brasil S.A was sold.
[3]	At the ESM realized in September 26, 2016, was approved the reduction of the capital of Webmotors S.A. without cancellation of shares in the amount of R$109,800 to be considered excessive to maintain its activities, and the capital of R$194,580 to R$84,780.